Cost of Revenue - Summary of Cost of Revenue (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cost of Revenue [Abstract]
Commission to car dealerships	¥ 158,100,562	$ 22,709,725	¥ 203,845,998	¥ 178,155,199
Staff cost	72,999,170	10,485,675	59,630,520	51,609,219
Staff incentive	98,173,090	14,101,682	71,538,976	64,820,841
Leasing interest	116,965,519	16,801,046	21,223,412
Others	93,029,076	13,362,790	73,820,131	91,468,663
Cost of revenue	¥ 539,267,417	$ 77,460,918	¥ 430,059,037	¥ 386,053,922